Derivative Instruments - Additional Information (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended
		Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Gain / (loss) on derivative instruments	[1]		$ 1,044	$ (806)	$ 2,271	$ (1,657)
Derivative, Gain (Loss) on Derivative			942	(2,005)	1,565	(4,168)
Receipts under derivative financial instruments			$ 102	$ 1,199	$ 706	$ 2,511
Interest rate swap		$ 597

[1]	In the six months ended June 30, 2025 the Company entered into additional derivative financial instrument arrangements to mitigate interest risk on its variable-rate debt (See Note 8).